Related Parties Balance and Transactions - Schedule of Amount Due from and Due to Related Parties (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Li Xu [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties				¥ 99,610
Amount due to related parties		30,500	4,361
Yi Zhi [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		185,676	26,551	25,676
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.) [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		256,259	36,645	819,977
Guangzhou Liwan Linghai Medical Outpatients Department [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		3,040,772	434,825	4,687,724
Wanmei Shi [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		154,332	22,069
Amount due to related parties				75,667
Related Party [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		3,637,039	520,090	5,632,987
Amount due to related parties		45,966,864	6,573,174	36,829,010
Zhenyang Shi [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[1]	32,376,056	4,629,714	25,739,395
Aihua Peng [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[1]	7,674,638	1,097,459	6,881,778
Yongan Zhong [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties		1,200	172	1,200
Nanjing Benyu Investments Management Limited [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[1]	4,675,397	668,573	4,017,178
Dexiang Wei [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[1]	56,533	8,084	66,533
0Guoji Luo [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[1]	44,089	6,305	44,089
Guangzhou Shennong Xuanpin Products Sales Co., Ltd [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties				3,170
Guangzhou Pet Vision Information Technology Co., Ltd. (formerly kown as Guangzhou Brother Youyi Business Internet Co. Ltd.) [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties		¥ 1,108,451	$ 158,506

[1]	The balances represent interest payable of the loans from the related parties. The balances are expected to be settled in accordance with the terms of the loans.